Events after balance sheet date	6 Months Ended
Jun. 30, 2023
Events after balance sheet date
Events after balance sheet date

19. Events after balance sheet date

In August, ProQR announced it will divest its late-stage ophthalmic programs, sepofarsen and ultevursen, to Théa. Under the terms of the agreement, ProQR will receive an initial payment of €12.5M. The transaction is expected to close in the third quarter of 2023, subject to the satisfaction of customary closing conditions. The carrying amounts and classifications of assets and liabilities recognized on the statement of financial position at June 30, 2023 are not affected by the planned divestiture of ProQR's late-stage ophthalmic programs.